CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities:
Net income	$ 231,730	$ 275,995
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	123	217
Depreciation expense	34,553	34,271
Impairment of right-of-use assets	5,411	0
Reduction in carrying value of operating right-of-use assets	21,367	22,867
Amortization of intangibles	14,428	11,571
Amortization of government grants	(33)	(33)
Interest on short term investments	0	(823)
Interest on non-current operating lease liability	1,126	2,020
Realized gain on sale of short term investments	(232)	0
Gain on re-measurement of financial assets	(200)	(500)
Loss on settlement of derivative	(905)	0
Loss on equity method investments	83	0
Stock compensation expense	20,157	21,065
Amortization of interest rate hedge	(725)	(692)
Amortization of financing costs	368	393
Deferred taxes	1,416	3,179
Changes in assets and liabilities:
Decrease in accounts receivable	24,623	16,264
Increase in unbilled revenue	(17,635)	(126,375)
Decrease in other receivables	5,373	1,616
Increase in prepayments and other current assets	(1,620)	(5,862)
Increase in other non-current assets	(474)	(1,999)
Increase in unearned revenue	82,386	42,119
(Decrease)/increase in other current liabilities	(21,640)	176
Decrease in operating lease liabilities	(22,797)	(25,440)
Increase in other non-current liabilities	887	1,647
(Decrease)/increase in income taxes payable	(9,428)	6,498
Increase/(decrease) in accounts payable	4,271	(78)
Net cash provided by operating activities	372,613	278,096
Cash flows from investing activities:
Purchase of property, plant and equipment	(28,026)	(31,929)
Purchase of subsidiary undertakings	(47,931)	(116,431)
Purchase of equity method investments	(2,450)	0
Cash acquired with subsidiary undertaking	10,170	11,700
Purchase of available for sale investments	0	(16,075)
Sale of available for sale investments	47,902	23,814
Purchase of investments in equity - long term	(2,737)	(3,476)
Net cash used in investing activities	(23,072)	(132,397)
Cash flows from financing activities:
Proceeds from exercise of equity compensation	12,349	21,054
Share issue costs	(10)	(9)
Repurchase of ordinary shares	(175,000)	(141,573)
Share repurchase costs	(140)	(103)
Net cash used in financing activities	(162,801)	(120,631)
Effect of exchange rate movements on cash	946	(3,315)
Net increase in cash and cash equivalents	187,686	21,753
Cash and cash equivalents at beginning of period	520,309	395,851
Cash and cash equivalents at end of period	$ 707,995	$ 417,604